Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Accounts receivable	36,159,165	45,841,828
Less: allowance for credit losses	(3,013,077)	(4,276,957)

Accounts receivable, net	33,146,088	41,564,871

Schedule of Movement of the Allowance for Credit Loss

The movement of the allowance for credit loss is as follows:

	For the Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at the beginning of the year	-	(1,978,793)	(3,013,077)

Current period provision	(3,481,333)	(3,100,973)	(1,518,121)
Write-offs	1,502,540	2,066,689	254,241

Balance at the end of the year	(1,978,793)	(3,013,077)	(4,276,957)